OTHER CURRENT ASSETS - Narrative (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Allowance for doubtful accounts	$ 0	$ 0